Leases	6 Months Ended
Sep. 30, 2024
Leases [Abstract]
Leases
6.	Leases
Lessor
Lease income for the six months ended September 30, 2023 and 2024 are as follows:

	Millions of yen
	Six months ended September 30, 2023	Six months ended September 30, 2024
Lease income—net investment in leases
Interest income	¥43,325	¥45,715
Other	1,649	2,044
Lease income—operating leases *	259,949	310,848

Total lease income	¥304,923	¥358,607

*
Gains from the disposition of real estate under operating leases included in operating lease revenues were ¥10,066 million and ¥23,587 million, and gains from the disposition of operating lease assets other than real estate included in operating lease revenues were ¥17,726 million and ¥21,059 million, for the six months ended September 30, 2023 and 2024, respectively.

Lease income from net investment in leases is included in finance revenues in the consolidated statements of income. Gains and losses from the disposition of net investment in leases were not material for the six months ended September 30, 2023 and 2024.